ACQUISITIONS	12 Months Ended
Dec. 31, 2022
ACQUISITIONS
1
2
. ACQUISITIONS
Makdad Industrial Supply Co., Inc.
On August 20, 2021, one of our wholly owned subsidiaries acquired Makdad Industrial Supply Co., Inc. (“MIS”), a distributor of air conditioning and heating products operating from six locations in Pennsylvania. Consideration for the purchase consisted of $3,164 in cash and the issuance of 3,627 shares of Common stock having a fair value of $997, net of cash acquired of $204. The purchase price resulted in the recognition of $1,041 in goodwill and intangibles. The fair value of the identified intangible assets was $596 and consisted of $423 in trade names and distribution rights, and $173 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Acme Refrigeration of Baton Rouge LLC
On May 7, 2021, we acquired certain assets and assumed certain liabilities of Acme Refrigeration of Baton Rouge LLC (“ACME”), a distributor of air conditioning, heating, and refrigeration products, operating from 18 locations in Louisiana and Mississippi, for $22,855 less certain average revolving indebtedness. We formed a new, wholly owned subsidiary, Acme Refrigeration LLC, which operates this business. Consideration for the purchase consisted of $18,051 in cash, 8,492 shares of Common stock having a fair value of $2,551, and $3,141 for repayment of indebtedness, net of cash acquired of $1,340. The purchase price resulted in the recognition of $3,710 in goodwill and intangibles. The fair value of the identified intangible assets was $2,124 and consisted of $1,508 in trade names and distribution rights, and $616 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
Temperature Equipment Corporation
On April 9, 2021, we acquired certain assets and assumed certain liabilities comprising the HVAC distribution business of Temperature Equipment Corporation, an HVAC distributor operating from 32 locations in Illinois, Indiana, Kansas, Michigan, Minnesota, Missouri
,
and Wisconsin. We formed a new, stand-alone joint venture with Carrier, TEC Distribution LLC (“TEC”), that operates this business. We have an 80% controlling interest in TEC, and Carrier has a 20%
non-controlling
interest. Consideration for the purchase was paid in cash, consisting of $105,200 paid to Temperature Equipment Corporation (Carrier contributed $21,040 and we contributed $84,160) and $1,497 for repayment of indebtedness.

The purchase price resulted in the recognition of $38,624 in goodwill and intangibles. The fair value of the identified intangible assets was $19,900 and consisted of $15,700 in trade names and distribution rights, and $4,200 in customer relationships to be amortized over an
18-year
period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.
The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of our 80% controlling interest in TEC based on their respective fair values as of April 9, 2021:

Accounts receivable	$33,315
Inventories	71,325
Other current assets	962
Property and equipment	2,590
Operating lease ROU assets	53,829
Goodwill	18,724
Intangibles	19,900
Accounts payable	(25,393)
Accrued expenses and other current liabilities	(20,509)
Operating lease liabilities, net of current portion	(48,046)

Total	$106,697

The results of operations of these acquisitions have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of these acquisitions was not deemed significant to the consolidated financial statements.